T. ROWE PRICE RETIREMENT I 2055 FUND–I CLASS
August 31, 2023 (Unaudited)

Portfolio of Investments
(1)
(1)
$ Value
5/31/23
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
8/31/23
(Cost and value in $000s)
BOND MUTUAL FUNDS 0.9%
T. Rowe Price Funds:
New Income Fund  16,633 1,152 208 2,170,788 17,171
U.S. Treasury Long-Term Index
Fund  11,090 1,438 170 1,523,967 11,689
International Bond Fund (USD
Hedged)  5,650 361 68 732,623 5,949
Dynamic Global Bond Fund  4,359 299 54 563,611 4,407
Limited Duration Inflation
Focused Bond Fund  94 – – 20,006 93
Total Bond Mutual Funds (Cost $46,329) 39,309
EQUITY MUTUAL FUNDS 97.6%
T. Rowe Price Funds:
Growth Stock Fund (2) 645,961 32,261 59,175 8,114,488 690,705
Value Fund  599,478 33,482 6,777 16,435,408 668,921
Equity Index 500 Fund  394,287 27,610 29,994 3,547,761 421,580
Overseas Stock Fund  317,977 18,376 3,403 28,290,511 343,164
U.S. Large-Cap Core Fund  212,680 91,737 2,429 9,597,452 322,379
International Value Equity Fund  271,205 15,310 5,012 19,120,234 299,232
International Stock Fund  268,896 15,003 3,076 15,840,019 289,080
Real Assets Fund  167,554 76,085 2,311 18,344,679 252,606
Mid-Cap Growth Fund  145,306 10,962 1,793 1,636,091 166,194
Mid-Cap Value Fund  132,373 7,665 1,459 4,846,363 152,564
Emerging Markets Discovery
Stock Fund  115,814 6,805 1,430 9,735,482 127,438
Small-Cap Stock Fund  95,312 7,855 1,231 1,950,331 109,901
U.S. Equity Research Fund  139,517 2,286 45,829 2,443,479 107,586
Emerging Markets Stock Fund  101,657 5,606 4,982 3,021,562 104,878
Small-Cap Value Fund  81,195 4,718 979 1,831,276 92,589
New Horizons Fund (2) 63,029 4,791 966 1,320,096 72,896
Total Equity Mutual Funds (Cost $3,964,788) 4,221,713
OTHER MUTUAL FUNDS 0.0%
T. Rowe Price Funds:
Transition Fund  429 52,148 52,129 4,384 440
Total Other Mutual Funds (Cost $436) 440

T. ROWE PRICE RETIREMENT I 2055 FUND–I CLASS

$ Value
5/31/23
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
8/31/23
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 1.5%
Money Market Funds 1.5%
T. Rowe Price U.S. Treasury
Money Fund, 5.40% (3) 92,185 84,028 110,511 65,701,573 65,702
Total Short-Term Investments (Cost $65,702) 65,702
Total Investments in Securities 100.0%
(Cost $4,077,255) $ 4,327,164
Other Assets Less Liabilities (0.0)% (1,680)
Net Assets 100.0% $ 4,325,484
(1) Each underlying Price Fund is an affiliated company; the fund is invested in the Z
Class of each underlying Price Fund, except for the Transition Fund, if held, which is a single class fund. Additional information about each underlying Price
Fund is available by calling 1-877-495-1138 and at www.troweprice.com.
(2) Non-income producing
(3) Seven-day yield

T. ROWE PRICE RETIREMENT I 2055 FUND–I CLASS

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2023.
Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Funds:
Dynamic Global Bond Fund  $ (5) $ (197) $ 57
Emerging Markets Discovery Stock Fund  (67) 6,249 —
Emerging Markets Stock Fund  (1,452) 2,597 —
Equity Index 500 Fund  920 29,677 1,632
Growth Stock Fund  (11,689) 71,658 —
International Bond Fund (USD Hedged)  (6) 6 53
International Stock Fund  (46) 8,257 —
International Value Equity Fund  279 17,729 —
Limited Duration Inflation Focused Bond Fund  — (1) —
Mid-Cap Growth Fund  (99) 11,719 —
Mid-Cap Value Fund  74 13,985 —
New Horizons Fund  (204) 6,042 —
New Income Fund  (14) (406) 187
Overseas Stock Fund  208 10,214 —
Real Assets Fund  42 11,278 —
Small-Cap Stock Fund  (68) 7,965 —
Small-Cap Value Fund  (31) 7,655 —
Transition Fund  (529) (8) 48
U.S. Equity Research Fund  (52) 11,612 —
U.S. Large-Cap Core Fund  129 20,391 —
U.S. Treasury Long-Term Index Fund  (33) (669) 107
Value Fund  107 42,738 —
U.S. Treasury Money Fund, 5.40% — — 1,072
Totals $ (12,536)# $ 278,491 $ 3,156+
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
+ Investment income comprised $3,156 of income distributions from underlying Price Funds.

T. ROWE PRICE RETIREMENT I 2055 FUND–I CLASS
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Retirement I 2055 Fund – I Class (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). On June 26,
2023, the Board approved the reorganization of the fund into the T. Rowe Price
Retirement 2055 Fund (Acquiring fund). The reorganization will be structured as a tax-free reorganization for federal income tax purposes, under which the Acquiring fund will acquire substantially all of the assets and liabilities of the fund in exchange for I Class shares of the Acquiring fund. On or about November 15, 2023, the fund will be closed to new investors and new accounts. The reorganization is anticipated to close on or about February 16, 2024. After the reorganization, the fund will be formally terminated. For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value The fund’s financial instruments are valued at the close of the New York
Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its
Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE RETIREMENT I 2055 FUND–I CLASS

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques Investments in the underlying Price Funds are valued at their closing net asset value per share on the day of valuation.
Valuation Inputs On August 31, 2023, all of the fund’s financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.

T. ROWE PRICE RETIREMENT I 2055 FUND–I CLASS

In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the collapse of some US regional and global banks as well as overall concerns around the soundness and stability of the global banking sector has sparked concerns of a broader financial crisis impacting the overall global banking sector. In certain cases, government agencies have assumed control or otherwise intervened in the operations of certain banks due to liquidity and solvency concerns. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
R420-054Q1 08/23